Cash and Cash Equivalents, Restricted Cash and Restricted Cash - Asbestos Cash and Cash Equivalents, Restricted Cash and Restricted Cash - Asbestos (Notes)	12 Months Ended
Mar. 31, 2019
Cash and Cash Equivalents, Restricted Cash and Restricted Cash - Asbestos [Abstract]
Cash and Cash Equivalents Disclosure [Text Block]
Cash and Cash Equivalents, Restricted Cash and Restricted Cash - Asbestos
The following table provides a reconciliation of Cash and cash equivalents, Restricted cash and Restricted cash - Asbestos reported within the consolidated balance sheets that sum to the total of the same such amounts shown in the consolidated statements of cash flows:

	31 March
(Millions of US dollars)	2019	2018
Cash and cash equivalents	$78.7	$281.6
Restricted cash	5.1	5.0
Restricted cash - Asbestos	39.8	26.6
Total cash and cash equivalents, restricted cash and restricted cash - Asbestos	$123.6	$313.2

Included in Restricted cash is US$5.1 million and US$5.0 million related to an insurance policy at 31 March 2019 and 2018, respectively, which restricts the cash from general corporate purposes.
Included in Restricted cash - Asbestos is US$39.8 million and US$26.6 million at 31 March 2019 and 2018, respectively. The use of these assets is restricted to the settlement of asbestos claims and for the payment of the operating costs of AICF.